FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
FAIR VALUE MEASUREMENTS
Summary of assets and liabilities measured at fair value on a recurring basis

	Significant observable inputs (Level 1) as of December 31, 2014	Significant other observable inputs (Level 2) as of December 31, 2014	Significant unobservable inputs (Level 3) as of December 31, 2014
Assets
Sistema International Funding S.A. Bonds due 2019 (related party) (Note 7, 25)	42	—	—
Sistema Notes due in 2016 (series 04) (related party) (Note 7, 25)	534	—	—
Derivative instruments (Note 21)	—	21,944	—
Liabilities
Derivative instruments (Note 21)	—	(2,550)	—
Contingent consideration	—	—	(99)
Redeemable noncontrolling interest (Note 27)	—	—	(3,192)

	Significant observable inputs (Level 1) as of December 31, 2013	Significant other observable inputs (Level 2) as of December 31, 2013	Significant unobservable inputs (Level 3) as of December 31, 2013
Assets
Mutual investment fund "Reservnyi" (Note 7 and 25)	4,154	—	—
Derivative instruments (Note 21)	—	1,837	—
Liabilities
Derivative instruments (Note 21)	—	(421)	—
Contingent consideration	—	—	(11)
Redeemable noncontrolling interest (Note 27)	—	—	(2,932)

Schedule of the most significant quantitative inputs used to measure the fair value of redeemable noncontrolling interest
	December 31,
Unobservable inputs	2014	2013
Discount rate	15%	12%
Revenue growth rate	0.02 - 0.2% (av. 0.1%)	0.7 - 1.2% (av. 0.9%)
OIBDA margin	44.7 - 46.5% (av. 45.4%)	49.4 - 50.7% (av. 49.8%)